UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number: 28-7120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Nathan
Title:  Chief Risk Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Scott A. Nathan                Boston, MA                         2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $    3,336,081
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALERE INC                    COM             01449J105    46180  2000000 SH       SOLE                 2000000      0    0
ALLIANCE ONE INTL INC        COM             018772103    23900  8786700 SH       SOLE                 8786700      0    0
ALLIED NEVADA GOLD CORP      COM             019344100   121506  4012750 SH       SOLE                 4012750      0    0
AVEO PHARMACEUTICALS INC     COM             053588109    87456  5084652 SH       SOLE                 5084652      0    0
BP PLC                       SPONSORED ADR   055622104   512880 12000000 SH       SOLE                12000000      0    0
CENTRAL PAC FINL CORP        COM NEW         154760409    23256  1800000 SH       SOLE                 1800000      0    0
ENZON PHARMACEUTICALS INC    COM             293904108    60306  9000878 SH       SOLE                 9000878      0    0
GENWORTH FINL INC            COM CL A        37247D106    65500 10000000 SH       SOLE                10000000      0    0
HEWLETT PACKARD CO           COM             428236103   483000 18750000 SH       SOLE                18750000      0    0
IDENIX PHARMACEUTICALS INC   COM             45166R204    42176  5665000 SH       SOLE                 5665000      0    0
ITURAN LOCATION AND CONTROL  SHS             M6158M104    23026  1685666 SH       SOLE                 1685666      0    0
MICROSOFT CORP               COM             594918104   311520 12000000 SH       SOLE                12000000      0    0
MULTIMEDIA GAMES HLDG CO INC COM             625453105    20049  2525000 SH       SOLE                 2525000      0    0
NEWS CORP                    CL A            65248E104   268343 15041665 SH       SOLE                15041665      0    0
NEWS CORP                    CL B            65248E203   193769 10658335 SH       SOLE                10658335      0    0
NOVAGOLD RES INC             COM NEW         66987E206    63314  7466275 SH       SOLE                 7466275      0    0
PDL BIOPHARMA INC            COM             69329Y104    49600  8000000 SH       SOLE                 8000000      0    0
SYCAMORE NETWORKS INC        COM NEW         871206405     9503   530871 SH       SOLE                  530871      0    0
SYNERON MEDICAL LTD          ORD SHS         M87245102    44280  4000000 SH       SOLE                 4000000      0    0
TARGACEPT INC                COM             87611R306    33420  6000000 SH       SOLE                 6000000      0    0
THERAVANCE INC               COM             88338T104   314394 14225961 SH       SOLE                14225961      0    0
THERAVANCE INC               NOTE 3.000% 1/1 88338TAA2    54443 51000000 PRN      SOLE                51000000      0    0
VIASAT INC                   COM             92552V100   484260 10499992 SH       SOLE                10499992      0    0


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